Loss for the Period	6 Months Ended
Dec. 31, 2021
Loss for the Period [Abstract]
Loss for the period
7	Loss for the period

	31 December	31 December
	2021 A$	2020 A$
Loss before income tax has been determined after:

General and administration expenses
Depreciation on fixed assets	6,602	12,417
Depreciation on leased assets	24,934	23,215
Employee expenses (non R&D related)	370,564	376,220
Consultant and director expenses	242,563	387,310
Audit, internal control and other assurance expenses	109,398	115,798
Corporate compliance expenses	217,776	372,697
Office rental	30,458	66,664
Other administrative and office expenses	503,885	332,784
Insurance expenses	324,798	258,582
Share-based payment expenses	875,304	1,577,720
Corporate advisory	488,508	150,000
	3,194,790	3,673,407
Research and development expenses
Employee expenses	1,192,238	1,072,468
Other research and development expenses[1]	5,569,304	4,734,373
	6,761,542	5,806,841
Other gains and losses
Foreign exchange (gain)/ loss	(1,218,745)	852,232
	(1,218,745)	852,232

(1)	Other research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.